Property, Plant and Equipment - Additional Information (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Construction in progress	₽ 547	₽ 342
Additions of operating machinery and equipment and transportation vehicles under finance lease	1,675	2,295
Borrowings costs capitalised	₽ 492	₽ 621	₽ 1,015
Capitalisation rate of borrowing costs eligible for capitalisation	8.55%	9.70%	10.28%
Contractual commitments to acquire property plant and equipment	₽ 11,801	₽ 16,435
Non-current assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss recognized	₽ 4,840	₽ 4,891	₽ 1,700